Fees and Expenses - Venerable Moderate Allocation Fund	Sep. 03, 2026
Prospectus [Line Items]
Expense Narrative [Text Block]
I.	The table in the section of the Prospectus titled “Annual Fund Operating Expenses” under “FUND SUMMARY: Venerable Moderate Allocation Fund” is deleted in its entirety and replaced with the following:

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Total Annual Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of the Prospectus, which reflects operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Class V
Management Fees	0.05%
Distribution and/or Service Fees (12b-1 Fees)	0.30%
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.72%
Total Annual Operating Expenses	1.21%[1]

[1] The Total Annual Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of the Prospectus, which reflects operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Expense Example Narrative [Text Block]
II.	The section of the Prospectus titled “Example” under “FUND SUMMARY: Venerable Moderate Allocation Fund” is deleted in its entirety and replaced with the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract. If the example were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class V Shares	$123	$384	$665	$ 1,466

Expense Example Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE